
                                  UNITED STATES                       ------------------------
                       SECURITIES AND EXCHANGE COMMISSION                   OMB APPROVAL
                             Washington, D.C. 20549                   ------------------------
                                                                      OMB Number:    3235-0456
                                   FORM 24f-2                         Expires: August 31, 2000
                        Annual Notice of Securities Sold              Estimated average burden
                             Pursuant to Rule 24F-2                   hours per response.....1
                                                                      ------------------------

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.     Name and addrss of issuer:  Legg Mason Tax-Free Income Fund
                                   100 Light Street, Baltimore, Maryland  21202

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities  of the  issuer,  check  the box  but do not  list  series  or
       classes):                                                          [x]




--------------------------------------------------------------------------------
3.     Investment Company Act File Number: 811-6223

       Securities Act File Number:         33-37971

--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed:

       March 31, 2001

--------------------------------------------------------------------------------
4(b).  [ ] Check box if this  form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.     Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during the
               fiscal year pursuant to section
               24(f):                                             $37,492,331.07

       (ii)    Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                  $42,139,344.41

       (iii)   Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending
               no earlier than October 11,
               1995 that were not previously
               used to reduce registration
               fees payable to the Commission    $         0.00

       (iv)    Total available redemption
               credits [add Items 5(ii) and
               5(iii)]:                                           $42,139,344.41

       (v)     Net sales - if Item 5(i) is
               greater than Item 5(iv) [sub-
               tract Item 5(iv) from Item 5(i)]:                  $         0.00

       ----------------------------------------------------------
       (vi)    Redemption credits available       $(4,647,013.34)
               for use in future years -- if
               Item 5(i) is less than Item
               5(iv) [subtract Item 5(iv)
               from Item 5(i)]:
       ----------------------------------------------------------
       (vii)   Multiplier for determining
               registration  fee (See instruction C.9):           x      .000250


       (viii)  Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no fee is due):      =$0.00
--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

--------------------------------------------------------------------------------
7.   Interest due - if this Form is being  filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):  +$      n/a

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                             = $0.00


--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                              n/a

     Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

by (Signature and Title)*     /s/ Marie K. Kapinski
                              ------------------------------------------------

                              Marie K. Karpinski, Vice President and Treasurer
                              ------------------------------------------------

DATE                          June 28, 2001
                              ------------------------------------------------


*Please print the name and title of the signing officer below the signature.